Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Bank premises and equipment
Gross Total	$ 10,942	$ 11,147
Less accumulated depreciation	(6,309)	(6,290)
Total Net	4,633	4,857
Bank premises and equipment, net	6,313	6,537
Land improvements [Member]
Schedule of Bank premises and equipment
Gross Total	536	453
Buildings [Member]
Schedule of Bank premises and equipment
Gross Total	5,728	6,042
Equipment, furniture and fixtures [Member]
Schedule of Bank premises and equipment
Gross Total	4,678	4,652
Land [Member]
Schedule of Bank premises and equipment
Bank premises and equipment, net	$ 1,680	$ 1,680